SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Accounting Policies [Abstract]
2016	$ 16.0
2017	14.8
2018	13.1
2019	12.0
2020	11.7
Thereafter	34.8
Total	$ 102.4